Share-Based Payments - Incentive Programs (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	1,279,086		2,575,586
Number of share options outstanding in share-based payment arrangement	2,289,000	1,089,000
Number of other equity instruments outstanding in share-based payment arrangement	1,279,086		2,575,586
Exercise price | $ / shares			$ 58
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding			1,296,500
Number of other equity instruments outstanding in share-based payment arrangement			1,296,500
Exercise price | $ / shares	$ 42.36
Price per Warrant in SEK | $ / shares	0.28
Value per Share in SEK | $ / shares	$ 21.18
Risk-Free Rate	(0.42)
Volatility	27
Warrants of Warrant Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	856,586	856,586	856,586
Number of other equity instruments outstanding in share-based payment arrangement	856,586	856,586	856,586
Exercise price | $ / shares	$ 74.30
Price per Warrant in SEK | $ / shares	3.29
Value per Share in SEK | $ / shares	$ 46.50
Risk-Free Rate	(0.28)
Volatility	33
Warrants of Warrant Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	422,500	422,500	422,500
Number of other equity instruments outstanding in share-based payment arrangement	422,500	422,500	422,500
Exercise price | $ / shares	$ 74.50
Price per Warrant in SEK | $ / shares	6.69
Value per Share in SEK | $ / shares	$ 54.39
Risk-Free Rate	(0.55)
Volatility	36
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	51,399	51,399	57,032
Number of other equity instruments outstanding in share-based payment arrangement	51,399	51,399	57,032
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	31,371	31,371
Number of other equity instruments outstanding in share-based payment arrangement	31,371	31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	26,968
Number of other equity instruments outstanding in share-based payment arrangement	26,968